Business Combination	6 Months Ended
Jun. 30, 2020
Business Combination [Abstract]
BUSINESS COMBINATION

18. Business COMBination

On 17 March 2020, the definitive business agreement between International General Insurance Holdings Limited - Dubai (“IGI”) and Tiberius Acquisition Corp. (NASDAQ: TIBR) (“Tiberius”), a publicly traded special purpose acquisition company, and certain related parties, was effective (the “Business Combination”). As a result of the completion of the Business Combination, the Company became a new public company owned by the former stockholders of Tiberius and the former shareholders of IGI and each of IGI and Tiberius became the Company’s subsidiaries.

Furthermore, in accordance with the Business Combination USD 80,000,000 of the transaction consideration was paid in cash to IGI former shareholders and accounted for as an adjustment against share premium in the interim condensed consolidated statement of equity.

At the closing of the Business Combination, the Company:

1)	Issued (1) 29,759,999 common shares to former shareholders of IGI in exchange for their IGI shares and (2) 18,687,307 common shares to former stockholders of Tiberius, including (i) 9,339,924 common shares issued in exchange for public shares of Tiberius common stock that remained outstanding and not redeemed immediately prior to the closing of the Business Combination, (ii) 4,132,500 common shares issued in exchange for Tiberius founder shares, including 3,012,500 common shares subject to vesting at prices ranging from USD 11.50 to USD 15.25 per share, (iii) 2,900,000 common shares issued in exchange for shares of Tiberius common stock that were issued to certain investors in a private placement pursuant to forward purchase agreements, and (iv) 2,314,883 common shares issued in exchange for shares of Tiberius common stock that were issued to certain investors in a private placement.

In connection with the finalization of the purchase price under the Business Combination Agreement, all escrow shares were released from escrow and 8,555 shares were cancelled. Following the cancellation, the Group has 48,438,751 shares outstanding (including the 3,012,500 unvested shares).

2)	In addition, on 17 March 2020 the Company issued 17,250,000 warrants, including (i) 12,750,000 warrants issued to former stockholders of Tiberius and (ii) 4,500,000 warrants that were issued in exchange for 4,000,000 Tiberius warrants transferred to Wasef Jabsheh and 500,000 Tiberius warrants transferred to Argo Re Ltd., a Bermuda exempted company. Immediately following the consummation of the Business Combination, the Company had outstanding 48,447,306 common shares (including 3,012,500 common shares subject to vesting but which are issued and outstanding for purposes of voting and receipt of dividends) and 17,250,000 warrants.

The fair value of warrants has been determined using the quoted price of the warrants on Nasdaq as of the date preceding the closing of business combination. Management considers this as more appropriate reflection of fair value of warrants as trading volume on the actual closing date of business combination was practically absent.

The exercise price and maximum number of ordinary shares from which the warrants are converted into ordinary shares of the Company are meeting the “fixed for fixed” criteria, hence the warrants are accounted for as equity instruments.

3)	Eliminated IGI issued share capital in the amount of USD 143,375,678 that ceased to exist upon consummation of the Business Combination.

4)	Eliminated IGI treasury shares in the amount of USD 20,102,500.

5)	Eliminated IGI additional paid in capital in the amount of USD 2,773,000.

6)	Adjusted the share premium as a result of the issuance of the common shares and warrants.

Accounting for the Business Combination

The transaction is accounted for as a continuation of International General Insurance Holdings Limited - Dubai (“IGI”). Under this method of accounting, while the Company is the legal acquirer of both IGI and Tiberius, IGI has been identified as the accounting acquirer of Tiberius for accounting purposes. This determination was primarily based on IGI comprising the ongoing operations of the combined company, IGI senior management comprising the senior management of the combined company, and the former owners and management of IGI having control of the board of directors following the consummation of the transaction by virtue of being able to appoint a majority of the directors of the combined company. As Tiberius does not meet the definition of a business as defined in IFRS 3 - Business Combinations (“IFRS 3”), the purchase of the shares of the former owners of Tiberius is not within the scope of IFRS 3 and is accounted for as a share-based payment transaction in accordance with IFRS 2- Share-based payments (“IFRS 2”). Hence, the transaction was accounted for as the continuance of IGI with recognition of the identifiable assets acquired and the liabilities assumed of Tiberius at fair value. Operations prior to the transaction are those of IGI from an accounting point of view.

Under IFRS 2, the transaction is measured at the fair value of the common shares deemed to have been issued by IGI for the ownership interest in the Company to be the same as if the transaction had taken the legal form of IGI acquiring 100% of Tiberius. The difference between the fair value equity instruments (common shares and warrants) issued by IGI to Tiberius and the fair value of the later identifiable net assets acquired (representing net cash received by IGI and its former shareholders) represents a bargain purchase. However, since transaction is accounted for under IFRS 2 and the outcome of fair value measurement represents a ‘bargain’ and not an ‘expense’, this does not qualify as a share-based payment for the services received by IGI in connection with the transaction.

The Group incurred listing expenses in the amount of USD 3,366,390 which mainly consist of professional fees (legal, accounting, etc.) and other miscellaneous costs that are directly related to the listing transaction.